Fair values of financial instruments - Additional information (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Increase/ decrease in net loss, increase in unobservable input			$ 1,795,061
Increase/ decrease in net loss, decrease in unobservable input			$ (89,520)
Expected volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Increase in unobservable input			5.00%	5.00%
Increase/ decrease in net loss, increase in unobservable input	$ 47,446		$ 84,785
Increase/ decrease in net loss, decrease in unobservable input				$ 66,174
Risk-adjusted discount rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Increase in unobservable input			5.00%	5.00%
Increase/ decrease in net loss, increase in unobservable input				$ 14,983
Increase/ decrease in net loss, decrease in unobservable input			$ (48,370,219)	$ 14,983
Debt securities [member] | Expected volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable inputs			40.6
Debt securities [member] | Risk-adjusted discount rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable inputs			15.9
Preference Shares Liabilities, Conversion Feature
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable inputs			12
Preference Shares Liabilities, Conversion Feature | Expected volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable inputs			41.03
Increase in unobservable input			5.00%
Increase/ decrease in net loss, increase in unobservable input		$ 84,785
Increase/ decrease in net loss, decrease in unobservable input		(89,520)
Preference Shares Liabilities, Conversion Feature | Risk-adjusted discount rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Increase in unobservable input			5.00%
Increase/ decrease in net loss, increase in unobservable input		(48,370,219)
Increase/ decrease in net loss, decrease in unobservable input		$ 55,767,113
Warrant liabilities [member] | Expected volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable inputs			33.38
Increase in unobservable input		5.00%
Increase/ decrease in net loss, decrease in unobservable input		$ 852
Warrant liabilities [member] | Risk free Interest Rate Measurement Input [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable inputs			3.1
Increase in unobservable input		5.00%
Increase/ decrease in net loss, decrease in unobservable input		$ 100